Deferred Income Tax Assets And Liabilities(Table)	12 Months Ended
Dec. 31, 2019
Deferred Tax Assets And Liabilities Abstract [Abstract]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory

Details of deferred income tax assets and liabilities as of December 31, 2018 and 2019, are as follows:

	2018
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	109,721	￦	—	￦	109,721
Allowances for loan losses		3,327		(65)		3,262
Impairment losses on property and equipment		6,030		(2,032)		3,998
Share-based payments		17,655		—		17,655
Provisions for guarantees		20,298		—		20,298
Losses (gains) from valuation on derivative financial instruments		138,401		(13,485)		124,916
Present value discount		6,763		(2,380)		4,383
Losses (gains) from fair value hedged item		—		(25,873)		(25,873)
Accrued interest		—		(113,152)		(113,152)
Deferred loan origination fees and costs		506		(194,848)		(194,342)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains from revaluation		648		(330,548)		(329,900)
Investments in subsidiaries and others		33,589		(78,586)		(44,997)
Losses (gains) on valuation of security investment		76,558		(181,638)		(105,080)
Defined benefit liabilities		494,572		—		494,572
Accrued expenses		272,190		—		272,190
Retirement insurance expense		17,559		(444,244)		(426,685)
Adjustments to the prepaid contributions		—		(19,033)		(19,033)
Derivative-linked securities		3,762		(74,765)		(71,003)
Others		360,754		(568,357)		(207,603)

Sub-total		1,562,333		(2,050,709)		(488,376)

Offsetting of deferred income tax assets and liabilities		(1,558,175)		1,558,175		—

Total	￦	4,158	￦	(492,534)	￦	(488,376)

	2019
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	115,500	￦	—	￦	115,500
Allowances for loan losses		451		(3,266)		(2,815)
Impairment losses on property and equipment		4,396		(1,952)		2,444
Share-based payments		18,002		—		18,002
Provisions for guarantees		20,959		—		20,959
Losses (gains) from valuation on derivative financial instruments		51,160		(158,604)		(107,444)
Present value discount		8,244		(4,201)		4,043
Losses (gains) from fair value hedged item		12,123		—		12,123
Accrued interest		—		(110,359)		(110,359)
Deferred loan origination fees and costs		531		(199,000)		(198,469)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains from revaluation		549		(329,331)		(328,782)
Investments in subsidiaries and others		35,306		(105,470)		(70,164)
Losses (gains) on valuation of security investment		39,949		(265,934)		(225,985)
Defined benefit liabilities		557,423		—		557,423
Accrued expenses		249,999		—		249,999
Retirement insurance expense		—		(489,602)		(489,602)
Adjustments to the prepaid contributions		—		(22,897)		(22,897)
Derivative-linked securities		131,259		(34,635)		96,624
Others		469,336		(762,429)		(293,093)

Sub-total		1,715,187		(2,489,383)		(774,196)

Offsetting of deferred income tax assets and liabilities		(1,711,590)		1,711,590		—

Total	￦	3,597	￦	(777,793)	￦	(774,196)

Unrecognized deferred income tax assets

No deferred income tax assets have been recognized for the deductible temporary difference of ￦ 67,645 million associated with investments in subsidiaries and others as of December 31, 2019, because it is not probable that the temporary differences will be reversed in the foreseeable future.

No deferred income tax assets have been recognized for deductible temporary differences of ￦ 125,158 million with others, as of December 31, 2019, due to the uncertainty that these will be realized in the future.

Unrecognized deferred income tax liabilities

No deferred income tax liabilities have been recognized for the taxable temporary difference of ￦ 68,836 million associated with investment in subsidiaries and associates as of December 31, 2019, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary difference.

•	It is probable that the temporary difference will not be reversed in the foreseeable future.

No deferred income tax liabilities have been recognized as of December 31, 2019, for the taxable temporary difference of ￦ 65,288 million arising from the initial recognition of goodwill from the merger of Housing and Commercial Bank in 2001.

The changes in cumulative temporary differences for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning[1]		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Other provisions	￦	441,088	￦	440,865	￦	411,680	￦	411,903
Allowances for loan losses		546,506		542,139		8,114		12,481
Impairment losses on property and equipment		20,415		19,678		21,190		21,927
Deferred loan origination fees and costs		1,207		1,207		1,841		1,841
Interest on equity index-linked deposits		155		155		—		—
Share-based payments		84,502		74,429		49,998		60,071
Provisions for guarantees		98,294		98,294		73,809		73,809
Gains(losses) from valuation on derivative financial instruments		23,162		23,162		503,277		503,277
Present value discount		104,117		104,116		24,592		24,593
Loss on SPE repurchase		80,204		80,204		—		—
Investments in subsidiaries and others		137,591		26,748		74,027		184,870
Gains on valuation of security investment		415,392		412,284		266,623		269,731
Defined benefit liabilities		1,682,234		211,994		507,190		1,977,430
Accrued expenses		706,535		706,535		993,906		993,906
Derivative linked securities		101,789		101,789		13,679		13,679
Others		1,189,756		517,189		616,755		1,289,322
Sub-total		5,632,947		3,360,788		3,566,681		5,838,840
Unrecognized deferred income tax assets:
Other provisions		2,879						3,416
Loss on SPE repurchase		80,204						—
Investments in subsidiaries and others		55,546						73,764
Others		112,030						120,704

Total		5,382,288						5,640,956
Tax rate (%)		27.5						27.5

Total deferred income tax assets from deductible temporary differences	￦	1,487,039					￦	1,562,333

Taxable temporary differences
Losses(gains) from fair value hedged item	￦	(57,083)	￦	(57,083)	￦	(94,085)	￦	(94,085)
Accrued interest		(405,542)		(364,518)		(370,463)		(411,487)
Allowances for loan losses		—		—		(238)		(238)
Impairment losses on property and equipment		(1,481)		—		(2,976)		(4,457)
Deferred loan origination fees and costs		(668,657)		(668,657)		(727,528)		(727,528)
Advanced depreciation provision		(6,192)		—		—		(6,192)
Gains(losses) from valuation on derivative financial instruments		(38,051)		(38,051)		(49,036)		(49,036)
Present value discount		(11,948)		(11,948)		(8,656)		(8,656)
Goodwill		(65,288)		—		—		(65,288)
Gains on revaluation		(1,275,641)		(124,407)		(50,758)		(1,201,992)
Investments in subsidiaries and others		(387,733)		(146,234)		(74,847)		(316,346)
Gains on valuation of security investment		(800,041)		(799,187)		(600,642)		(601,496)
Retirement insurance expense		(1,342,012)		(136,444)		(405,907)		(1,611,475)
Adjustments to the prepaid contributions		(59,040)		(59,040)		(69,212)		(69,212)
Derivative linked securities		(20,650)		(20,650)		(271,873)		(271,873)
Others		(1,695,063)		(1,261,852)		(1,664,205)		(2,097,416)

Sub-total	￦	(6,834,422)	￦	(3,688,071)	￦	(4,390,426)	￦	(7,536,777)

Unrecognized deferred income tax assets:
Goodwill		(65,288)						(65,288)
Investments in subsidiaries and others		(17,205)						(62,367)
Others		(906)						(588)

Total		(6,751,023)						(7,408,534)
Tax rate (%)		27.5						27.5

Total deferred income tax assets from deductible temporary differences	￦	(1,861,070)					￦	(2,050,709)

	2019
	Beginning[1]		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Losses(gains) from fair value hedged item	￦	—	￦	—	￦	44,085	￦	44,085
Other provisions		411,903		411,747		424,227		424,383
Allowances for loan losses		12,481		16,160		5,697		2,018
Impairment losses on property and equipment		21,927		21,402		15,460		15,985
Deferred loan origination fees and costs		1,841		1,841		1,930		1,930
Share-based payments		60,071		52,475		55,496		63,092
Provisions for guarantees		73,809		73,809		76,214		76,214
Gains(losses) from valuation on derivative financial instruments		503,277		503,277		186,035		186,035
Present value discount		24,593		24,347		29,732		29,978
Investments in subsidiaries and others		184,870		47,217		47,727		185,380
Gains on valuation of security investment		269,731		264,318		130,823		136,236
Defined benefit liabilities		1,977,430		200,827		384,616		2,161,219
Accrued expenses		993,906		994,326		912,019		911,599
Derivative linked securities		13,679		13,679		477,307		477,307
Others		1,289,322		600,007		978,968		1,668,283
Sub-total		5,838,840		3,225,432		3,770,336		6,383,744
Unrecognized deferred income tax assets:
Other provisions		3,416						4,788
Investments in subsidiaries and others		73,764						67,645
Others		120,704						125,158

Total		5,640,956						6,186,153
Tax rate (%)		27.5						27.5

Total deferred income tax assets from deductible temporary differences	￦	1,562,333					￦	1,715,187

Taxable temporary differences
Losses(gains) from fair value hedged item	￦	(94,085)	￦	(94,085)	￦	—	￦	—
Accrued interest		(411,487)		(362,627)		(352,477)		(401,337)
Allowances for loan losses		(238)		(238)		(11,877)		(11,877)
Impairment losses on property and equipment		(4,457)		(212)		82		(4,163)
Deferred loan origination fees and costs		(727,528)		(727,528)		(752,178)		(752,178)
Advanced depreciation provision		(6,192)		—		—		(6,192)
Gains(losses) from valuation on derivative financial instruments		(49,036)		(49,036)		(576,743)		(576,743)
Present value discount		(8,656)		(8,656)		(15,278)		(15,278)
Goodwill		(65,288)		—		—		(65,288)
Gains on revaluation		(1,201,992)		(52,470)		(48,044)		(1,197,566)
Investments in subsidiaries and others		(316,346)		(19,421)		(122,130)		(419,055)
Gains on valuation of security investment		(601,496)		(594,206)		(899,500)		(906,790)
Retirement insurance expense		(1,611,475)		(153,528)		(317,793)		(1,775,740)
Adjustments to the prepaid contributions		(69,212)		(69,212)		(83,262)		(83,262)
Derivative linked securities		(271,873)		(271,873)		(125,947)		(125,947)
Others		(2,097,416)		(2,916,575)		(3,612,265)		(2,793,106)

Sub-total	￦	(7,536,777)	￦	(5,319,667)	￦	(6,917,412)	￦	(9,134,522)

Unrecognized deferred income tax assets:
Goodwill		(65,288)						(65,288)
Investments in subsidiaries and others		(62,367)						(68,836)
Others		(588)						(1,247)

Total		(7,408,534)						(8,999,151)
Tax rate (%)		27.5						27.5

Total deferred income tax assets from deductible temporary differences	￦	(2,050,709)					￦	(2,489,383)

[1]	Prepared in accordance with IFRS 9.